   As filed with the Securities and Exchange Commission on September 30, 2002

                      Registration No. 811-4676 and 33-5852
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933                [x]

                        Post-Effective Amendment No. 39              [x]

                                       and
                             REGISTRATION STATEMENT
                     UNDER THE INVESTMENT COMPANY ACT OF 1940        [x]

                                Amendment No. 41                     [x]

                                  -----------

                                  HARBOR FUND
               (Exact name of registrant as specified in charter)

                                  One SeaGate
                              Toledo, Ohio 43666


       Registrant's Telephone Number, Including Area Code: (419) 247-1940

Name and address
of agent for service                         Copy to
--------------------                         -------
David G. Van Hooser                       Ernest V. Klein, Esq.
Harbor Fund                               Hale and Dorr LLP
One SeaGate                               60 State Street
Toledo, OH 43666                          Boston, MA 02109

                                   -----------

It is proposed that this filing will become effective on October 30, 2002 pursuant to paragraph (b) of Rule 485.

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate October 30, 2002 as the new effective date for Post-Effective Amendment No. 37 filed pursuant to Rule 485(a) under the Securities Act on July 23, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Toledo, the State of Ohio, on the 30th day of September, 2002.

                                        Harbor Fund

                                        By: /s/  DAVID G. VAN HOOSER
                                         ---------------------------------------
                                            David G. Van Hooser
                                            Chairman and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

                       SIGNATURES                                          TITLE                        DATE
                       ----------                                          -----                        ----

   /s/            DAVID G. VAN HOOSER                     Chairman and Trustee (Principal
--------------------------------------------------------  Executive Officer                         September 30, 2002
                  David G. Van Hooser

  /s/               JAMES M. WILLIAMS                     President                                 September 30, 2002
--------------------------------------------------------
                   JAMES M. WILLIAMS

  /s/             CONSTANCE L. SOUDERS                    Vice President and Treasurer (Principal   September 30, 2002
--------------------------------------------------------  Financial and Accounting Officer)
                  Constance L. Souders

  /s/                JOHN P. GOULD*                       Trustee                                   September 30, 2002
--------------------------------------------------------
                     John P. Gould

   /s/             HOWARD P. COLHOUN*                     Trustee                                   September 30, 2002
--------------------------------------------------------
                   Howard P. Colhoun

  /s/               RODGER F. SMITH*                      Trustee                                   September 30, 2002
--------------------------------------------------------
                    Rodger F. Smith

-------------------------
* Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 30.